Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)		12 Months Ended
		Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 6,810,992	$ 6,211,357	$ 168,850
Less: Debt Discount		(1,426,728)	(1,704,406)	(8,120)
Less: Debt Issuance Costs		(14,665)	(9,928)	(1,537)
Total		$ 5,369,599		159,193
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal				$ 168,850
Interest Rate				6.00%
Conversion Price	[1]
Maturity Date		July -22
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 50,092
Interest Rate		11.00%		11.00%
Conversion Price	[1]
Maturity Date	[2]
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 990,000	990,000
Interest Rate		18.00%		18.00%
Conversion Price		$ 2		$ 2	[1]
Maturity Date	[2]	November-22
Warrants granted, Quantity		4,000,000
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 3
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 6
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 3,750,000	2,250,000
Interest Rate		18.00%		18.00%
Conversion Price		$ 0.2		$ 0.2	[1]
Maturity Date	[2]	March-23
Warrants granted, Quantity		2,150,000
The July 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 3
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 6
The First October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 104,250	104,250
Interest Rate		10.00%		10.00%
Conversion Price	[1]
Maturity Date	[2]	September-23
The Second October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 300,000	252,857
Interest Rate		10.00%		10.00%
Conversion Price	[1]
Maturity Date	[2]
Warrants granted, Exercise Price
The Second October 2022 Convertible Loan Agreement [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price
The Second October 2022 Convertible Loan Agreement [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price
The Third October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 866,650
Interest Rate		10.00%		10.00%
Conversion Price		$ 0.2		$ 0.2	[1]
Maturity Date	[2]	April-23
The December 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 750,000	$ 250,000
Conversion Price		$ 0.2		$ 0.2	[1]
Maturity Date	[2]	April-23
Warrants granted, Quantity		562,500
Warrants granted, Exercise Price		$ 0.2

[1]	As subject to adjustment as further outlined in the notes
[2]	As subject to adjustment as further outlined in the notes